CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (243,377)	$ 2,841,712	$ 2,729,602	$ 18,132,948
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accrued dividend on marketable securities held in Trust Account	(54,200)	(1,005,796)	(198,419)	(759,525)
Change in fair value of warrant liabilities	(116,500)	400,950	53,450	(16,688,950)
Non-redemption agreement expense	274,973	386,961
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(1,688,418)	1,431,240	1,571,909	551,046
Administrative support fee - related party	90,000		231,500
Due to related party	34,357	51,657	(8,317)
Prepaid expenses	(130,720)	227,594	227,594	(227,594)
Net cash (used in) provided by operating activities	(1,833,885)	4,334,318	5,542,225	396,482
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(669,322)	(4,383,712)	(6,509,259)	(237,780,570)
Proceeds from marketable securities held in Trust Account	32,703,710	460,000	199,982,386	235,156,272
Net cash provided by (used in) investing activities	32,034,388	(3,923,712)	193,473,127	(2,624,298)
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions	(32,214,591)		(197,694,657)
Cash capital contribution from Sponsor	333,228		800,000
Net cash (used in) financing activities	(31,881,363)		(196,894,657)	328,131
Net Change in Cash	(1,680,860)	410,606	2,120,695	(1,899,685)
Cash - Beginning of period	2,171,553	50,858	50,858	1,950,543
Cash - End of period	490,693	461,464	2,171,553	50,858
Supplemental Non-Cash Investing and Financing Activities:
Remeasurement of Class A common stock subject to possible redemption	723,522	4,929,508	6,707,678	3,383,823
Share redemption payable		197,694,657
Trust Account withdrawal for tax payments	489,119		2,287,729
Excess fair value of Class B common stock transferred by Sponsor	274,973	$ 386,961	934,906
Excise tax liability	322,145		$ 1,976,947
Gain on waiver of deferred underwriting fee				$ 8,050,000
Supplemental Cash Flow Information:
Cash paid for taxes	$ 2,201,810